Derivative Contracts and Collateralized Indebtedness (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2010		Dec. 31, 2009	Dec. 31, 2008	Mar. 31, 2010
Derivative [Line Items]
Aggregate notional amount of interest rate swap contracts that matured during the period					$ 1,100,000
Percentage of outstanding debt (excluding capital leases and collateralized indebtedness) with paid interest rate effectively fixed (in hundredths)	77.00%
Percentage of outstanding debt with paid interest rate effectively fixed with fixed rate obligations (in hundredths)	54.00%
Percentage of outstanding debt with interest rate effectively fixed through utilization of interest rate swap contracts (in hundredths)	23.00%
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0		45,498
Liability derivatives fair value	226,578		220,990
Derivative Instruments, Gain (Loss) [Line Items]
Gain (loss) on investment securities pledged as collateral	109,751		(430)	(29,639)
Principal collateralized indebtedness obligations relating to shares of Comcast common stock that mature during the next twelve months	161,358
Early termination shortfall relating to collateralized indebtedness obligations	0
Settlements of Collateralized Indebtedness [Line Items]
Repayment of collateralized indebtedness	(148,174)		(161,358)	(211,037)
Proceeds from new monetization contracts	148,174		161,358	214,474
Derivatives Not Designated as Hedging Instruments Under ASC Topic 815 [Member] | Interest Rate Swap Contracts [Member] | Loss on Interest Rate Swap Contracts, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized	(85,013)		(75,631)	(202,840)
Interest Rate Swap Contracts [Member] | Current Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0		0
Liability derivatives fair value	0		9,294
Interest Rate Swap Contracts [Member] | Long-Term Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0		0
Liability derivatives fair value	167,278		202,168
CSC Holdings [Member]
Certain terms of interest rate swap contracts [Abstract]
Maturity date	Jun. 11, 2012
Notional amount	2,600,000
Weighted average fixed rate paid by the company (in hundredths)	4.86%
Weighted average effective floating rate received by the company at December 31 (in hundredths)	0.30%	[1]
Settlements of Collateralized Indebtedness [Line Items]
Repayment of collateralized indebtedness	(148,174)		(161,358)	(211,037)
Proceeds from new monetization contracts	148,174		161,358	214,474
Derivatives Not Designated as Hedging Instruments Under ASC Topic 815 [Member] | Prepaid Forward Contracts [Member] | Gain (Loss) on Equity Derivative Contracts, Net [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized	(72,044)		631	51,772
Prepaid Forward Contracts [Member] | Current Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0		37,137
Liability derivatives fair value	47,251		0
Prepaid Forward Contracts [Member] | Long-Term Derivative Contracts [Member]
Derivatives, Fair Value [Line Items]
Asset derivatives fair value	0		8,361
Liability derivatives fair value	12,049		9,528
Derivatives Not Designated as Hedging Instruments Under ASC Topic 815 [Member]
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized	(157,057)		(75,000)	(151,068)
Comcast Corporation Shares [Member]
Settlements of Collateralized Indebtedness [Line Items]
Number of shares (in shares)	8,069,934		10,738,809
Collateralized indebtedness settled	(171,400)		(239,756)
Derivative contracts settled	23,226		78,398
Repayment of collateralized indebtedness	(148,174)		(161,358)
Proceeds from new monetization contracts	148,174		161,358
Net cash receipt (payment)	$ 0		$ 0

[1]	Represents the floating rate received by the Company under its interest rate swap contracts at December 31, 2010 and does not represent the rates to be received by the Company on future payments.